Long-Term Debt (Schedule Of Annual Principal Repayments For Subsequent Years) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
2012	€ 4,332
2013	349
2014	14,970
Long-term debt	€ 19,651	€ 20,266